Commitment and Contingencies (Details) - Schedule of contractual obligations - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Contractual Obligations [Abstract]
Office leases commitment	$ 1,959	$ 2,246,040
Short-term debt obligations Commitment	691	837,442
Services Contract Commitment	309	260,975
Total	2,959	3,344,457
Less than 1 year [Member]
Schedule of Contractual Obligations [Abstract]
Office leases commitment	951	1,287,995
Short-term debt obligations Commitment	312	460,477
Services Contract Commitment	266	260,975
Total	1,529	2,009,447
1-3 year [Member]
Schedule of Contractual Obligations [Abstract]
Office leases commitment	953	904,174
Short-term debt obligations Commitment	379	376,965
Services Contract Commitment	43
Total	1,375	1,281,139
3-5 year [Member]
Schedule of Contractual Obligations [Abstract]
Office leases commitment	55	53,871
Short-term debt obligations Commitment
Services Contract Commitment
Total	55	53,871
5+ year [Member]
Schedule of Contractual Obligations [Abstract]
Office leases commitment
Short-term debt obligations Commitment
Services Contract Commitment
Total